Non-life Reserves - Asbestos, and environmental claims (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Net non-life reserves related to asbestos and environmental claims	$ 40	$ 42
Gross non-life reserves related to asbestos and environmental claims	$ 47	$ 49